Debt - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended					3 Months Ended	9 Months Ended	12 Months Ended			0 Months Ended
	Dec. 28, 2012	Dec. 30, 2011	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010	Jul. 05, 2012 Note Issued July 5, 2012	Jun. 22, 2012 Bridge Loan	Dec. 30, 2011 Interest expense	Jun. 29, 2012 Interest expense	Sep. 30, 2011 Interest expense	Sep. 24, 2010 Interest expense	Sep. 12, 2012 Commercial Paper	Jul. 05, 2012 Unsecured debt	Dec. 28, 2012 Unsecured debt 2.250% notes due July 2017	Sep. 28, 2012 Unsecured debt 2.250% notes due July 2017	Jul. 05, 2012 Unsecured debt 2.250% notes due July 2017	Dec. 28, 2012 Unsecured debt 3.500% notes due July 2022	Sep. 28, 2012 Unsecured debt 3.500% notes due July 2022	Jul. 05, 2012 Unsecured debt 3.500% notes due July 2022	Dec. 28, 2012 Unsecured debt 4.875% notes due July 2042	Sep. 28, 2012 Unsecured debt 4.875% notes due July 2042	Jul. 05, 2012 Unsecured debt 4.875% notes due July 2042	Jun. 22, 2012 Unsecured debt Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity												$ 750,000,000											$ 750,000,000
Bridge Facility Credit Agreement Term							364 days
Bridge Loan							2,250,000,000
Debt instrument, face amount													2,500,000,000			750,000,000			1,000,000,000			750,000,000
Debt instrument, interest rate, stated percentage														2.25%	2.25%	2.25%	3.50%	3.50%	3.50%	4.875%	4.875%	4.875%
Net proceeds from issuance of long-term debt													2,470,000,000
Unsecured Notes Registration Period						365 days
Fair Value Of Allocated Debt				1,717,000,000
Interest Expense	24,000,000	22,000,000	93,000,000	90,000,000	107,000,000
Allocated Interest Expense								$ 21,000,000	$ 64,000,000	$ 87,000,000	$ 102,000,000